Other financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Other financial assets [Abstract]
Other financial assets - Other non-current financial assets [Text Block]

Philips Group

Other non-current financial assets

in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2020	136	72	40	248
Changes:
Acquisitions/additions	44	82	4	131
Sales/redemptions/reductions	(59)	(3)	(2)	(65)
Value adjustment through OCI	-	3	-	3
Value adjustment through P&L	133	-	-	133
Translation differences and other	(6)	(5)	(6)	(17)
Reclassifications	-	(3)	-	(3)
Balance as of December 31, 2020	248	146	37	430

Philips Group

Other non-current financial assets

in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2019	116	198	46	360
Changes:
Acquisitions/additions	48	15	11	75
Sales/redemptions/reductions	(48)	(109)	(17)	(174)
Value adjustment through OCI	-	(33)	-	(33)
Value adjustment through P&L	18	-	1	18
Translation differences and other	1	2	-	3
Reclassifications	1	(1)	(1)	(1)
Balance as of December 31, 2019	136	72	40	248